WILLIAM BLAIR FUNDS

William Blair Emerging Markets Debt Fund

(the “Fund”)

Supplement dated October 21, 2026 to the Fund’s Prospectus and Statement

of Additional Information, each dated May 1, 2026, as supplemented

The reorganization of the Fund into William Blair Emerging Income ETF occurred after the close of business on October 16, 2026. All references to, and information with respect to, the Fund are hereby deleted from the Prospectus and Statement of Additional Information.

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement for future reference.